INTANGIBLE ASSETS, NET - Details of Group's amortization expenses for the five years (Detail) ¥ in Thousands	Sep. 30, 2020 CNY (¥)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Year ending September 30, 2021	¥ 60,880
Year ending September 30, 2022	46,343
Year ending September 30, 2023	36,079
Year ending September 30, 2024	24,150
Year ending September 30, 2025 and thereafter	54,671
Total	¥ 222,123